FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the DC Investment Account's assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Total	Level 1	Level 2	Level 3
DC Investment Account
Mutual funds	$281,035,694	$281,035,694	$—	$—
Collective trust funds (a)	3,032,320,108
Company common stock fund	440,185,389	440,185,389	—	—
Total investments at fair value	$3,753,541,191	$721,221,083	$—	$—

	Assets at Fair Value as of December 31, 2024
	Total	Level 1	Level 2	Level 3
DC Investment Account
Mutual funds	$259,244,383	$259,244,383	$—	$—
Collective trust funds (a)	2,724,283,304
Company common stock fund	524,527,064	524,527,064	—	—
Total investments at fair value	$3,508,054,751	$783,771,447	$—	$—

(a)    These funds allow for daily liquidation with no additional notice required for redemption or unfunded commitments. These investments measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Master Trust disclosure.